Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest for lease liabilities	¥ 2,383	¥ 2,806	¥ 3,052
Interest paid for short-term deposits received (note 39(a))	131	170	187
Others	165	20	7
Finance costs	¥ 2,679	¥ 2,996	¥ 3,246